Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 33,884	$ 58,590
Restricted cash		1,336	2,865
Amounts due from related parties, short-term		17,936	28,562
Loans receivable from affiliates		31,840	27,657
Amounts due from related parties, long-term		38,086	28,880
Notes receivable, net of current portion		9,673	11,629
Note receivable from affiliates		4,666	4,525
Term Loan B facility, net		(338,902)	(414,352)
Other long-term borrowings, net		(153,756)	(100,513)
Navios Galaxy I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		5,978
Navios Felicity
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,705
Navios Libra II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,559
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		33,884	58,590
Restricted cash		1,336	2,865
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Amounts due from related parties, short-term		17,936	28,562
Loans receivable from affiliates		31,840	27,657
Amounts due from related parties, long-term		38,086	28,880
Notes receivable, net of current portion	[1]	9,673	11,629
Note receivable from affiliates		4,666	4,525
Term Loan B facility, net	[2]	(338,902)	(414,352)
Other long-term borrowings, net	[2]	(153,756)	(100,513)
Level II | Navios Galaxy I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		$ 5,978
Level II | Navios Felicity
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,705
Level II | Navios Libra II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			$ 4,559

[1]	The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.
[2]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.